Segment Information - Reconciliation to Consolidated Financial Statements (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenues		$ 17,938	$ 16,663	$ 16,725
Depreciation and amortization		3,033	2,891	2,717
Operating Expenses		15,256	14,485	14,073
Interest expense, net		1,289	1,307	1,222
Income (loss) before income taxes		1,654	1,092	1,638
Income taxes		38	(7)	153
Net income (loss)		1,829	1,954	3,028
Capital expenditures		7,981	8,048	7,248
Total assets	[1]	133,013	129,317
PECO Energy Co [Member]
Segment Reporting Information [Line Items]
Revenues		3,198	3,058	3,100
Operating revenues from affiliates		21	9	6
Income (loss) before income taxes		516	417	593
Income taxes		12	(30)	65
Net income (loss)		504	447	528
Capital expenditures		1,240	1,147	939
Total assets		13,824	12,531
PECO Energy Co [Member] | Rate-Regulated Electric Revenues [Member]
Segment Reporting Information [Line Items]
Operating revenues from affiliates		20	8	5
Pepco Holdings LLC [Member]
Segment Reporting Information [Line Items]
Revenues		5,041	4,663	4,806
Operating revenues from affiliates		13	17	14
Income (loss) before income taxes		603	418	514
Income taxes		42	(77)	38
Net income (loss)		561	495	477
Capital expenditures		1,720	1,604	1,355
Total assets	[2]	24,744	23,736
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues		17,938	16,663	16,725
Net income (loss)		1,616	1,099	1,486
Capital expenditures		6,640	6,289	5,399
Total assets		86,669	82,823
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Income taxes		(48)	11	11
Net income (loss)		1,706	1,963	2,936
Total assets		47,989	47,341
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues		(2,261)	(2,095)	(1,955)
Operating revenues from affiliates		57	23	41
Depreciation and amortization		1	0	0
Operating Expenses		(1,587)	(1,502)	(1,383)
Interest expense, net		(1)	(3)	0
Income (loss) before income taxes		(603)	(597)	(632)
Income taxes		(161)	(153)	(160)
Net income (loss)		(443)	(446)	(472)
Capital expenditures		0	0	0
Total assets		(8,319)	(8,454)
Intersegment Eliminations [Member] | Pepco Holdings LLC [Member]
Segment Reporting Information [Line Items]
Revenues		(380)	(374)	(396)
Operating revenues from affiliates		(381)	(375)	(397)
Depreciation and amortization		0	0	0
Operating Expenses		(381)	(375)	(396)
Interest expense, net		0	0	1
Income (loss) before income taxes		0	0	0
Income taxes		0	0	0
Net income (loss)		0	0	0
Capital expenditures		0	0	0
Total assets		(60)	(33)
Commonwealth Edison Co [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues		6,406	5,904	5,747
Depreciation and amortization		1,205	1,133	1,033
Operating Expenses		5,151	4,950	4,580
Interest expense, net		389	382	359
Income (loss) before income taxes		914	615	851
Income taxes		172	177	163
Net income (loss)		742	438	688
Capital expenditures		2,387	2,217	1,915
Total assets		36,470	34,466
Commonwealth Edison Co [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Operating revenues from affiliates		41	37	30
PECO Energy Co [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues		3,198	3,058	3,100
Depreciation and amortization		348	347	333
Operating Expenses		2,547	2,512	2,388
Interest expense, net		161	147	136
Income (loss) before income taxes		516	417	593
Income taxes		12	(30)	65
Net income (loss)		504	447	528
Capital expenditures		1,240	1,147	939
Total assets		13,824	12,531
PECO Energy Co [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Operating revenues from affiliates		21	9	6
Baltimore Gas and Electric Company [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues		3,341	3,098	3,106
Depreciation and amortization		591	550	502
Operating Expenses		2,860	2,598	2,574
Interest expense, net		138	133	121
Income (loss) before income taxes		373	390	439
Income taxes		(35)	41	79
Net income (loss)		408	349	360
Capital expenditures		1,226	1,247	1,145
Total assets		12,324	11,650
Baltimore Gas and Electric Company [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Operating revenues from affiliates		31	20	26
Pepco Holdings LLC [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues		5,041	4,663	4,806
Depreciation and amortization		821	782	754
Operating Expenses		4,240	4,045	4,084
Interest expense, net		267	268	263
Income (loss) before income taxes		603	418	514
Income taxes		42	(77)	38
Net income (loss)		561	495	477
Capital expenditures		1,720	1,604	1,355
Total assets		24,744	23,736
Pepco Holdings LLC [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Operating revenues from affiliates		13	17	14
Potomac Electric Power Company [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues		2,274	2,149	2,260
Depreciation and amortization		403	377	374
Operating Expenses		1,871	1,799	1,899
Interest expense, net		140	138	133
Income (loss) before income taxes		311	259	259
Income taxes		15	(7)	16
Net income (loss)		296	266	243
Capital expenditures		843	773	626
Total assets		9,903	9,264
Potomac Electric Power Company [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Operating revenues from affiliates		5	7	5
Delmarva Power & Light Company [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues		1,380	1,271	1,306
Depreciation and amortization		210	191	184
Operating Expenses		1,161	1,120	1,089
Interest expense, net		61	61	61
Income (loss) before income taxes		170	100	169
Income taxes		42	(25)	22
Net income (loss)		128	125	147
Capital expenditures		429	424	348
Total assets		5,412	5,140
Delmarva Power & Light Company [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Operating revenues from affiliates		7	9	7
Atlantic City Electric Company [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues		1,388	1,245	1,240
Depreciation and amortization		179	180	157
Operating Expenses		1,201	1,123	1,089
Interest expense, net		58	59	58
Income (loss) before income taxes		133	71	99
Income taxes		(13)	(41)	0
Net income (loss)		146	112	99
Capital expenditures		445	401	375
Total assets		4,556	4,286
Atlantic City Electric Company [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Operating revenues from affiliates		2	4	3
Corporate and Other [Member] | Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Revenues		2,213	2,035	1,921
Depreciation and amortization		67	79	95
Operating Expenses		2,045	1,882	1,830
Interest expense, net		335	380	343
Income (loss) before income taxes		(149)	(151)	(127)
Income taxes		8	35	(32)
Net income (loss)		(156)	(184)	(95)
Capital expenditures		67	74	45
Total assets		7,626	8,894
Corporate and Other [Member] | Corporate, Non-Segment [Member] | Pepco Holdings LLC [Member]
Segment Reporting Information [Line Items]
Revenues		379	372	396
Depreciation and amortization		29	34	39
Operating Expenses		388	378	403
Interest expense, net		8	10	10
Income (loss) before income taxes		(11)	(12)	(13)
Income taxes		(2)	(4)	0
Net income (loss)		(9)	(8)	(12)
Capital expenditures		3	6	6
Total assets		4,933	5,079
Corporate and Other [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Operating revenues from affiliates		2,203	2,024	1,913
Corporate and Other [Member] | Intersegment Eliminations [Member] | Pepco Holdings LLC [Member]
Segment Reporting Information [Line Items]
Operating revenues from affiliates		380	372	396
Segment Elimination [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Operating revenues from affiliates		(2,252)	(2,084)	(1,948)
Electricity, US Regulated [Member] | PECO Energy Co [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		2,613	2,519	2,505
Electricity, US Regulated [Member] | Pepco Holdings LLC [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		4,769	4,463	4,639
Electricity, US Regulated [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		16,395	15,224	15,221
Electricity, US Regulated [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		(35)	(44)	(21)
Electricity, US Regulated [Member] | Intersegment Eliminations [Member] | Pepco Holdings LLC [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		(14)	(18)	(13)
Electricity, US Regulated [Member] | Commonwealth Edison Co [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		6,406	5,904	5,747
Electricity, US Regulated [Member] | PECO Energy Co [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		2,659	2,543	2,490
Electricity, US Regulated [Member] | Baltimore Gas and Electric Company [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		2,505	2,336	2,379
Electricity, US Regulated [Member] | Pepco Holdings LLC [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		4,860	4,485	4,626
Electricity, US Regulated [Member] | Potomac Electric Power Company [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		2,274	2,149	2,260
Electricity, US Regulated [Member] | Delmarva Power & Light Company [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		1,212	1,109	1,139
Electricity, US Regulated [Member] | Atlantic City Electric Company [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		1,388	1,245	1,240
Electricity, US Regulated [Member] | Corporate and Other [Member] | Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		0	0	0
Electricity, US Regulated [Member] | Corporate and Other [Member] | Corporate, Non-Segment [Member] | Pepco Holdings LLC [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		0	0	0
Natural Gas, US Regulated [Member] | PECO Energy Co [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		538	514	610
Natural Gas, US Regulated [Member] | Pepco Holdings LLC [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		168	162	167
Natural Gas, US Regulated [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		1,543	1,439	1,504
Natural Gas, US Regulated [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		0	0	0
Natural Gas, US Regulated [Member] | Intersegment Eliminations [Member] | Pepco Holdings LLC [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		0	0	0
Natural Gas, US Regulated [Member] | Commonwealth Edison Co [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		0	0	0
Natural Gas, US Regulated [Member] | PECO Energy Co [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		539	515	610
Natural Gas, US Regulated [Member] | Baltimore Gas and Electric Company [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		836	762	727
Natural Gas, US Regulated [Member] | Pepco Holdings LLC [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		168	162	167
Natural Gas, US Regulated [Member] | Potomac Electric Power Company [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		0	0	0
Natural Gas, US Regulated [Member] | Delmarva Power & Light Company [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		168	162	167
Natural Gas, US Regulated [Member] | Atlantic City Electric Company [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		0	0	0
Natural Gas, US Regulated [Member] | Corporate and Other [Member] | Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		0	0	0
Natural Gas, US Regulated [Member] | Corporate and Other [Member] | Corporate, Non-Segment [Member] | Pepco Holdings LLC [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		0	0	0
Service, Other [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		0	0	0
Service, Other [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		(2,226)	(2,051)	(1,934)
Service, Other [Member] | Intersegment Eliminations [Member] | Pepco Holdings LLC [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		(366)	(356)	(383)
Service, Other [Member] | Commonwealth Edison Co [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		0	0	0
Service, Other [Member] | PECO Energy Co [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		0	0	0
Service, Other [Member] | Baltimore Gas and Electric Company [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		0	0	0
Service, Other [Member] | Pepco Holdings LLC [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		13	16	13
Service, Other [Member] | Potomac Electric Power Company [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		0	0	0
Service, Other [Member] | Delmarva Power & Light Company [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		0	0	0
Service, Other [Member] | Atlantic City Electric Company [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		0	0	0
Service, Other [Member] | Corporate and Other [Member] | Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		2,213	2,035	1,921
Service, Other [Member] | Corporate and Other [Member] | Corporate, Non-Segment [Member] | Pepco Holdings LLC [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		$ 379	$ 372	$ 396

[1]	Exelon’s consolidated assets include $18 million as of December 31, 2020, of certain VIEs that can only be used to settle the liabilities of the VIE. Exelon’s consolidated liabilities include $26 million as of December 31, 2020, of certain VIEs for which the VIE creditors do not have recourse to Exelon. See Note 21–Variable Interest Entities for additional information.
[2]	PHI’s consolidated total assets include $0 million and $18 million as of December 31, 2021 and 2020, respectively, of PHI's consolidated VIE that can only be used to settle the liabilities of the VIE. PHI’s consolidated total liabilities include $0 million and $26 million as of December 31, 2021 and 2020, respectively, of PHI's consolidated VIE for which the VIE creditors do not have recourse to PHI. See Note 21 - Variable Interest Entities for additional information.